Share capital and additional paidin capital (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2010
Statement [Line Items]
Common stock, shares issued		20,000
Common stock, par value	0.00005
Ordinary Shares Two [Member] | March 1, 2018 [Member]
Statement [Line Items]
Common stock, shares issued	1,000,000,000
Common stock, par value	0.00005
Common stock, increased value	$ 50
Ordinary Shares One [Member] | March 1, 2018 [Member]
Statement [Line Items]
Common stock, shares issued	1,000,000,000
Common stock, par value	0.00005
Ordinary Shares [Member] | March 1, 2018 [Member]
Statement [Line Items]
Common stock, shares issued	2,000,000,000
Common stock, par value	0.00005
Common stock, increased value	$ 100